Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Current Assets
Cash and cash equivalents	$ 29,933	$ 18,587	$ 68,416
Short-term investments			36,137
Trade receivables, net	17,738	35,162	27,743
Other accounts receivables	6,410	8,872	2,450
Inventories	64,520	67,423	44,601
Total Current Assets	118,601	130,044	179,347
Non-Current Assets
Property, plant and equipment, net	25,914	26,307	25,665
Right-of-use assets	2,810	3,092	3,453
Intangible assets, Goodwill and other long-term assets	150,449	153,663	3,413
Contract assets	6,361	5,561	4,472
Total Non-Current Assets	185,534	188,623	37,003
Total Assets	304,135	318,667	216,350
Current Liabilities
Current maturities of bank loans	4,449	2,631	61
Current maturities of lease liabilities	1,010	1,154	1,149
Current maturities of other long term liabilities	20,117	17,986
Trade payables	17,954	25,104	17,948
Other accounts payables	6,110	7,142	6,989
Deferred revenues	40	40
Total Current Liabilities	49,680	54,057	26,147
Non-Current Liabilities
Bank loans	15,185	17,407	5
Lease liabilities	2,492	3,160	3,401
Contingent consideration	23,121	21,995
Other long-term liabilities	41,304	43,929
Deferred revenues	15	15	3,025
Employee benefit liabilities, net	764	1,280	1,429
Total Non-Current Liabilities	82,881	87,786	7,860
Shareholder’s Equity
Ordinary shares	11,731	11,725	11,716
Additional paid in capital net	210,319	210,204	209,942
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(442)	54	58
Capital reserve from share-based payments	5,097	4,643	4,746
Capital reserve from employee benefits	271	(149)	(320)
Accumulated deficit	(51,912)	(46,163)	(40,309)
Total Shareholder’s Equity	171,574	176,824	182,343
Total Liabilities and Shareholder’s Equity	$ 304,135	$ 318,667	$ 216,350